Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Sep. 21, 2011
Registrant Name	dei_EntityRegistrantName	PowerShares Exchange-Traded Fund Trust II
Central Index Key	dei_EntityCentralIndexKey	0001378872
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Sep. 21, 2011
Document Effective Date	dei_DocumentEffectiveDate	Sep. 21, 2011
PowerShares Chinese Yuan Dim Sum Bond Portfolio (Prospectus Summary) | PowerShares Chinese Yuan Dim Sum Bond Portfolio | PowerShares Chinese Yuan Dim Sum Bond Portfolio
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DSUM